OTHER CURRENT AND NON-CURRENT FINANCIAL LIABILITIES - Bond restrictions (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2020	Dec. 31, 2021 CLP ($) item	Dec. 31, 2020 CLP ($)	Dec. 31, 2019 CLP ($)	Dec. 31, 2018 CLP ($)
Disclosure of detailed information about borrowings
Total Equity		$ 1,101,413,559	$ 831,560,591	$ 968,903,948	$ 863,714,743
Net financial debt		307,692,116
Unencumbered assets		2,638,120,437
Total unsecured liabilities		1,562,394,258
EBITDA LTM		382,001,096
Net financial expenses LTM		48,510,695
Consolidated Ebitda between January 1 and December 31, 2016		$ 382,001,096
CMF Registration N254 06.13.2001 Series B
Disclosure of detailed information about borrowings
Indebtedness level		0.28
Percentage threshold adjusted consolidated operating cash flow		40.00%
Consolidated assets to unsecured consolidated liabilities ratio		1.69
CMF Registration N254 06.13.2001 Series B | Maximum
Disclosure of detailed information about borrowings
Indebtedness level	1.20	1.20
Consolidated assets to unsecured consolidated liabilities ratio		1.3
CMF Registration N641 08.23.2010 Series C
Disclosure of detailed information about borrowings
Consolidated assets to unsecured consolidated liabilities ratio		1.69
Net financial debt ratio		0.28
Net Financial Coverage		7.87
Number of consecutive quarters | item		2
CMF Registration N641 08.23.2010 Series C | Maximum
Disclosure of detailed information about borrowings
Net financial debt ratio		1.5
CMF Registration N641 08.23.2010 Series C | Minimum
Disclosure of detailed information about borrowings
Consolidated assets to unsecured consolidated liabilities ratio		1.3
Net Financial Coverage		3
CMF Registration N912 10.10.2018 Series F
Disclosure of detailed information about borrowings
Indebtedness level		0.28
Percentage threshold adjusted consolidated operating cash flow		40.00%
Consolidated assets to unsecured consolidated liabilities ratio		1.69
CMF Registration N912 10.10.2018 Series F | Maximum
Disclosure of detailed information about borrowings
Indebtedness level		1.20
CMF Registration N912 10.10.2018 Series F | Minimum
Disclosure of detailed information about borrowings
Consolidated assets to unsecured consolidated liabilities ratio		1.3
CMF Registration N760 08202013 Series D and CMF Registration N760 04022014 Series E
Disclosure of detailed information about borrowings
Indebtedness level		0.28
Percentage threshold adjusted consolidated operating cash flow		40.00%
Consolidated assets to unsecured consolidated liabilities ratio		1.69
CMF Registration N760 08202013 Series D and CMF Registration N760 04022014 Series E | Maximum
Disclosure of detailed information about borrowings
Indebtedness level		1.20
Consolidated assets to unsecured consolidated liabilities ratio		1.3